Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Research and Development Expense [Abstract]
Schedule of research and development expenses
	Year Ended December 31,
	2016	2017	2018
Employee compensation	451,284	1,004,835	1,850,886
Design and development expenses	948,753	1,455,297	1,827,980
Travel and entertainment expenses	27,085	60,622	104,949
Depreciation and amortization expenses	7,819	38,940	103,427
Rental and related expenses	10,485	12,367	33,105
Others	19,927	30,828	77,595
Total	1,465,353	2,602,889	3,997,942